Fair Value of Financial Instruments and Concentration of Credit Risk	12 Months Ended
Mar. 31, 2011
Fair Value of Financial Instruments and Concentration of Credit Risk
Fair Value of Financial Instruments and Concentration of Credit Risk

14. FAIR VALUE OF FINANCIAL INSTRUMENTS AND CONCENTRATION OF CREDIT RISK

Fair Value of Financial Instruments

The following table summarizes the carrying value and fair value of financial instruments:

(¥ in millions)
	2011		2010
At March 31:	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Finance receivables—net	¥193,382	¥193,749	¥211,363	¥212,021
Long-term trade accounts receivable	50,971	53,725	47,610	50,409
Financial liabilities:
Long-term debt	(274,198)	(274,507)	(308,779)	(309,258)

The fair value of finance receivables, long-term trade accounts receivable, and long-term debt is based on discounted cash flows using the current market rate. The carrying value of finance receivables—net in the table excludes finance leases. Long-term trade accounts receivable in the table includes the current portion, which is included in trade accounts receivable on the consolidated balance sheets. The carrying value of long-term debt in the table excludes capital lease obligations but includes the current portion, which is included in current portion of long-term debt on the consolidated balance sheets.

The carrying value of cash and cash equivalents, notes and accounts receivable and payable (excluding the current portion of long-term trade accounts receivable), and short-term borrowings approximate the fair value because of the short maturity of those instruments. The carrying value and fair value of other investments and derivatives are disclosed in Note 15.

Concentration of Credit Risks

A large portion of trade accounts receivable and retail finance receivables are from dealers or customers in the farm equipment market in North America. Trade accounts receivable and retail finance receivables arise from the sales of the Company's products to a large number of dealers and to retail customers, respectively. The Company considers that credit risks on these receivables are limited since no single dealer or customer represents a significant concentration of credit risks.